Netting of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	$ 105,258	$ 4,430
Gross amounts offset in the balance sheet	(77,236)	(1,091)
Net amounts of assets presented in the balance sheet	28,022	3,339
Derivatives not subject to master netting arrangements
Gross amounts of recognized assets		23,951	5,460
Total
Gross amounts of recognized assets	114,413	28,381	5,460
Net amounts of assets presented in the balance sheet	37,177	27,290	5,460
Net amount	31,177	27,290	5,460
Bank of America, N.A.
Total
Net amounts of assets presented in the balance sheet	10,487	1,782	1,048
Net amount	10,487	1,782	1,048
Barclays Capital
Total
Net amounts of assets presented in the balance sheet	3,883
Net amount	3,883
Citibank
Total
Net amounts of assets presented in the balance sheet	4,636	522
Net amount	4,636	522
Jefferies & Co.
Total
Net amounts of assets presented in the balance sheet	3,060
Net amount	3,060
Wells Fargo
Total
Net amounts of assets presented in the balance sheet	1,671	18
Net amount	1,671	18
Bank of NY Mellon
Total
Net amounts of assets presented in the balance sheet		311
Net amount		311
Other
Total
Net amounts of assets presented in the balance sheet	4,285	706
Net amount	4,285	706
MBS put options
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	4,194	967
MBS call options
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	1,935	967
Forward contracts | Purchases
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	5,550	1,645
Forward contracts | Sales
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	93,579	1,818
IRLCs
Derivatives not subject to master netting arrangements
Gross amounts of recognized assets	9,155	23,951
Total
Net amounts of assets presented in the balance sheet	9,155	23,951	7,905
Net amount	$ 9,155	$ 23,951	$ 7,905